Supplement dated December 14, 2022
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Partners International Value Fund	5/1/2022
Effective January 1, 2023, the portfolio manager information for Pzena Investment Management, LLC under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Pzena Investment Management, LLC (Pzena)

Portfolio Management	Title	Role with Fund	Managed Fund Since
John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Caroline Cai, CFA	Managing Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Allison Fisch	Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Rakesh Bordia	Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	January 2023
The rest of the section remains the same.
Effective January 1, 2023, the portfolio manager information for Pzena Investment Management, LLC under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Pzena Investment Management, LLC (Pzena)

Portfolio Management	Title	Role with Fund	Managed Fund Since
John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Caroline Cai, CFA	Managing Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Allison Fisch	Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Rakesh Bordia	Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	January 2023
Mr. Goetz joined Pzena in 1996. He began his investment career in 1979 and earned a B.A. in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University.
Ms. Cai joined Pzena in 2004. She began her investment career in 1998 and earned a B.A. in Mathematics and Economics from Bryn Mawr College.
Ms. Fisch joined Pzena in 2001. She began her investment career in 1999 and earned a B.A. in Psychology from Dartmouth College.
Mr. Bordia joined Pzena in 2007. He began his investment career in 1995 and earned a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of Technology and an M.B.A. from the Indian Institute of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7056-0001_(12/22)